Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
DISCLOSURE TRADE AND OTHER RECEIVABLES ABSTRACT
Summary of Trade and Other Receivables

	Balance as of
	12-31-2019		12-31-2018
Trade and Other Receivables, Gross	Current	Non-Current	Current	Non-Current
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	212,078,614	82,929,822	240,978,763	1,156,638
Trade receivables, gross	197,724,077	81,617,823	205,542,774	21,255
Other receivables, gross	14,354,537	1,311,999	35,435,989	1,135,383

	Balance as of
	12-31-2019		12-31-2018
Trade and Other Receivables, Net	Current	Non-Current	Current	Non-Current
	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	209,178,012	82,929,822	239,425,507	1,156,638
Trade receivables, net	194,823,475	81,617,823	203,989,518	21,255
Other receivables, net (1)	14,354,537	1,311,999	35,435,989	1,135,383

(1) The detail of accounts receivable is as follow:

	Balance as of
	12/31/2019		12/31/2018
Other receivables, net (1)	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Accounts receivable from personnel	3,176,270	1,302,531	3,244,516	1,135,383
Supplier and creditor advances	9,933,918	—	14,295,401	—
VAT receivable	932,960	—	865,947	—
Indemnities receivable	—	—	15,284,940	—
Spare parts	—	—	1,641,361	—
Monto consignado al tribunal pendiente de cobro		—	—	—
Other	311,389	9,468	103,824	—
Total	14,354,537	1,311,999	35,435,989	1,135,383

Schedule of Unimpaired Past Due Trade Receivables

	Balance as of
Trade Receivables Past Due But Not Impaired	12-31-2019	12-31-2018
	ThCh$	ThCh$
Less than three months	3,199,534	1,059,743
Between three and six months	816,201	46,499
Between six and twelve months	1,308,312	887,726
More than twelve months	2,002,231	3,541,333
Total	7,326,278	5,535,301

Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables

Current
Trade Receivables Past Due and Impaired	ThCh$
Balance as of January 1, 2018	1,258,817
Initial Balance Adjustment by IFRS 9	193,539
Increases (decreases) for the year (*)	100,900
Other movements	—
Balance as of December 31, 2018	1,553,256
Increases (decreases) for the year	1,347,346
Balance as of December 31, 2019	2,900,602